Nature of Operations	12 Months Ended
Jun. 30, 2021
General information about financial statements [Abstract]
Nature of Operations	Nature of Operations
Aurora Cannabis Inc. (the “Company” or “Aurora”) was incorporated under the Business Corporations Act (British Columbia) on December 21, 2006 as Milk Capital Corp. Effective October 2, 2014, the Company changed its name to Aurora Cannabis Inc. The Company’s shares are listed on the Nasdaq Global Select Market (“NASDAQ”) and the Toronto Stock Exchange (“TSX”) under the trading symbol “ACB”, and on the Frankfurt Stock Exchange (“FSE”) under the trading symbol “21P”.

The Company’s head office and principal address is 500 - 10355 Jasper Avenue, Edmonton, Alberta, Canada, T5J 1Y6. The Company’s registered and records office address is Suite 1500 – 1055 West Georgia Street, Vancouver, BC, Canada, V6E 4N7.

The Company’s principal strategic business lines are focused on the production, distribution and sale of cannabis and cannabis related products in Canada and internationally. Aurora currently conducts the following key business activities in the jurisdictions listed below:

•Production, distribution and sale of medical and consumer cannabis products in Canada pursuant to the Cannabis Act;
•Distribution of wholesale medical cannabis in the European Union (“EU”) pursuant to the German Medicinal Products Act and German Narcotic Drugs Act; and
•Distribution and sale of hemp-derived CBD products in the United States (“U.S.”) market.

The U.S. represents the largest cannabis and hemp-derived cannabidiol (“CBD”) market globally and as such, Aurora continues to evaluate its alternatives to establishing an operating footprint in the U.S. During the year ended June 30, 2020, the Company acquired Reliva, LLC, a U.S Company based in Massachusetts specialized in the sale of hemp-derived CBD (Note 13(b)) as an entry into this market. As part of the U.S. market strategy, we are considering how various state and federal regulations will affect the Company’s business prospects. The Company is committed to only engage in activities which are permissible under both state and federal laws.

During the year ended June 30, 2020, the Company announced a business transformation plan intended to better align the business financially with the current realities of the cannabis market in Canada while maintaining a sustainable platform for long-term growth. These actions included the rationalization of selling, general and administrative expenses through a reduction in corporate and production staff. The Company has also wound down and closed operations at four Canadian facilities: Aurora Prairie, Aurora Mountain, Aurora Vie, and Aurora Eau. Refer to Note 3 for further details regarding these restructuring actions.